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REZA PISHVA

reza.pishva@dechert.com +1 213 808 5736 Direct +1 213 808 5760 Fax

March 5, 2014

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust (the “Trust”) SEC File Numbers: 333-111986 and 811-21475 Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Trust, that the form of the Trust’s Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 62, which was accepted on the EDGAR system on February 28, 2014.

No fees are required in connection with this filing. Please do not hesitate to contact the undersigned at 213.808.5736 with any questions concerning this correspondence.

Very truly yours,

/s/ Reza Pishva
Reza Pishva

cc:	Jon Rand, Dechert LLP Lee Thoresen, RBC Global Asset Management (U.S.) Inc.